PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Additional right-of-use assets	$ 2,100,000	$ 900,000
Restructuring Costs	187,000
Impairment Charge Property, Plant & Equipment	220,000	968,000
Impairment losses	200,000	600,000
Impairment losses (Reversals impairment loss)	$ 33,000	$ 612,000	$ 3,772,000